Note 43	6 Months Ended
Jun. 30, 2024
Impairment or reversal of impairment on non financial assets [Abstract]
Disclosure of Impairment or reversal of impairment on non financial assets [Text Block]
43.    Impairment or reversal of impairment on non-financial assets
The impairment losses on non-financial assets broken down by the nature of those assets in the condensed consolidated income statements are as follows:

Impairment or reversal of impairment on non-financial assets (Millions of Euros)
	June 2024	June 2023
Tangible assets	(45)	(3)
Intangible assets	11	10
Others	5	6
Total	(30)	13